Document and Entity Information	Sep. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2026
Entity Registrant Name	LeonaBio, Inc.
Entity Central Index Key	0001620463
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-39503
Entity Tax Identification Number	45-3368487
Entity Address, Address Line One	18706 North Creek Parkway
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Bothell
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98011
City Area Code	425
Local Phone Number	620-8501
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	LONA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false